Leases - Summary of Lease Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease expenses	¥ 25,449	¥ 5,924	¥ 1,885
Short-term lease expenses	3,381	2,306	2,493
Variable lease expenses	24,008	31,684	19,841
Total lease expenses	52,838	39,914	24,219
Cash paid for amounts included in the measurement of operating lease liabilities	37,756	12,431	658
Right-of-use assets obtained in exchange for operating lease liabilities	85,731	¥ 91,893	¥ 26,030
Lease liabilities decrease due to early termination	¥ 44,469